As filed with the Securities and Exchange Commission on January 6, 2017

File Nos. 002-60067 and 811-02781

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	60 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	61 [X]

Templeton Funds
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954)527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 5th day of January, 2017.

Templeton Funds

(Registrant)

By: /s/ LORI A. WEBER_

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

NORMAN J. BOERSMA*
Norman J. Boersma	President and Chief Executive Officer – Investment Management	January 5, 2017

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	January 5, 2017

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	January 5, 2017

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	January 5, 2017

ANN TORRE BATES*
Ann Torre Bates	Trustee	January 5, 2017

MARY C. CHOKSI*
Mary C. Choksi	Trustee	January 5, 2017

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	January 5, 2017

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	January 5, 2017

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Trustee	January 5, 2017

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	January 5, 2017

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	January 5, 2017

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	January 5, 2017

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	January 5, 2017

ROBERT E. WADE*
Robert E. Wade	Trustee	January 5, 2017

*By   /s/ LORI A. WEBER

Lori A. Weber, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase